Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Inventory [Abstract]
Schedule of Inventory

Comprised as follows (U.S. dollars in thousands):

	June 30, 2026	December 31, 2025
Work in progress*	$2,058	$1,530
Raw materials	51	51
	$2,109	$1,581

*	As of June 30, 2026 and December 31, 2025, the inventory includes two TES facilities under construction (see also Note 6), that have been written down to net realizable value (see also note 7D).